Northwestern Mutual Series Fund, Inc.
Supplement Dated November 5, 2025, to the
Prospectus dated May 1, 2025, as previously supplemented, of
Index 500 Stock Portfolio
(the “Portfolio”)
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Prospectus”). You should read this Supplement together with the Prospectus.
The Portfolio is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Portfolio will continue to track the underlying index even if the Portfolio operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index.
Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.
The following revisions to the Prospectus shall be effective immediately:
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to add the following paragraph:
“The Portfolio intends to be diversified in approximately the same proportion as the underlying index is diversified. The Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Portfolio becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.”
The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to add the following risk:
“• Non-Diversification Risk. In pursuing a full replication strategy with respect to the underlying index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. In such circumstances, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than a diversified fund.”
The “MORE ABOUT INVESTMENT STRATEGIES AND RISKS–Diversification” section of the Statutory Prospectus is amended by inserting the following paragraph after the first paragraph of the section:
“The Index 500 Stock Portfolio intends to be diversified in approximately the same proportion as the underlying index is diversified. The Portfolio may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Portfolio becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated November 5, 2025 to the
Statement of Additional Information Dated May 1, 2025, as supplemented October 28, 2025
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”). You should read this Supplement together with the SAI.
The Index 500 Stock Portfolio (the “Portfolio”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Portfolio will continue to track the underlying index even if the Portfolio operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index.
Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.
Effective immediately the following is added to the end of the last paragraph of the “INVESTMENT POLICIES–Investment Restrictions” section of the SAI:
“With respect to the Index 500 Stock Portfolio, the Portfolio intends to be diversified in approximately the same proportion as the underlying index is diversified. The Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.”
Please retain this Supplement for future reference.